Capital Structure, Warrants (Details) - $ / shares		2 Months Ended	6 Months Ended
	May 13, 2019	Jun. 30, 2019	Jun. 30, 2019
Warrants [Abstract]
Shares issued (in shares)		9,610,930
Outstanding warrants (in shares)		10,813,750	10,813,750
Class A [Member]
Warrants [Abstract]
Outstanding warrants (in shares)		766,666	766,666
Class B [Member]
Warrants [Abstract]
Warrants issued (in shares)	6,653,529
Warrants exercised (in shares)		0
Outstanding warrants (in shares)		6,653,529	6,653,529
Class C [Member]
Warrants [Abstract]
Warrants issued (in shares)	6,653,529
Warrants exercised (in shares)		3,507,640
Outstanding warrants (in shares)		3,145,889	3,145,889
Warrant I [Member]
Warrants [Abstract]
Outstanding warrants (in shares)		33,333	33,333
Warrant II [Member]
Warrants [Abstract]
Outstanding warrants (in shares)		4,333	4,333
Warrant III [Member]
Warrants [Abstract]
Outstanding warrants (in shares)		210,000	210,000
Public Offering and Jelco Private Placement [Member]
Warrants [Abstract]
Shares issued (in shares)	6,023,529
Number of securities included in each unit (in shares)	1
Public Offering and Jelco Private Placement [Member] | Pre-Funded Warrant [Member]
Warrants [Abstract]
Shares issued (in shares)			1,435,000
Public Offering and Jelco Private Placement [Member] | Class B [Member]
Warrants [Abstract]
Number of securities included in each unit (in shares)	1
Warrant exercise price (in dollars per share)	$ 3.74
Downward adjustment period for warrant exercise price			7 months
Term of warrant		3 years	3 years
Public Offering and Jelco Private Placement [Member] | Class C [Member]
Warrants [Abstract]
Number of securities included in each unit (in shares)	1
Warrant exercise price (in dollars per share)	$ 3.74
Term of warrant		6 months	6 months